NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 4 – NOTES PAYABLE

Notes payable consisted of the following:

	September 30, 2015	At December 31, 2014

Notes payable for insurance premium financing	$61,851	$24,329
Loan from Silicon Valley Bank	-	525,000

	$61,851	$549,329

On June 24, 2015, the Company together with InsPro Technologies, LLC (“InsPro LLC”) and Atiam Technologies L. P., which is a wholly owned subsidiary of the Company (collectively the “InsPro Parties”), advised Silicon Valley Bank (“SVB”) of their desire to terminate the Amended and Restated Loan and Security Agreement dated December 2, 2014 (the “Loan Agreement”), between the InsPro Parties and SVB. Prior to June 24, 2015, the InsPro Parties paid off the amount borrowed under the Loan Agreement, and on June 24, 2015 the InsPro Parties paid SVB early termination fees of $52,500, and SVB released all security interests in the InsPro Parties’ assets.

NOTE 4 – NOTES PAYABLE

Notes payable consisted of the following:

	December 31, 2014	At December 31, 2013

Notes payable for insurance premium financing	$24,329	$25,761
Loan from Silicon Valley Bank	525,000	525,000

	$549,329	$550,761

On October 3, 2012, the Company together with InsPro Technologies and Atiam technologies L. P. (the “Borrowers”) entered into a Loan and Security Agreement (the “Loan Agreement”) with Silicon Valley Bank (“SVB”). On December 2, 2014, the Borrowers entered into an Amended and Restated Loan and Security Agreement (the “Amended and Restated Loan Agreement”) with SVB.

The Loan Agreement established a revolving credit facility for the Borrowers in the principal amount of up to $2,000,000. The Amended and Restated Loan Agreement increased the maximum amount of the Facility from $2,000,000 to $4,000,000 outstanding at any time (the “Revolving Facility”).

Availability under the facility under the Loan Agreement was tied to a borrowing base formula that was based on 80% of the Borrowers’ eligible accounts receivable, plus 20% of the aggregate unrestricted cash balance held at SVB (the “Borrowing Base”).

Under the Amended and Restated Loan Agreement the Revolving Facility is based in part on the Borrowers’ adjusted quick ratio. The adjusted quick ratio is the ratio of (x) the Borrowers’ consolidated, unrestricted cash maintained with SVB plus net unbilled accounts receivable to (y) the Borrowers’ liabilities to SVB plus, without duplication, the aggregate amount of the Borrowers’ liabilities that mature within 1 year (excluding subordinated debt), minus the current portion of deferred revenue. If the Borrowers’ adjusted quick ratio is less than 1.25:1 then the maximum amount available to borrow is based on 80% of the sum of specific, individual client accounts receivable invoices. If the Borrowers’ adjusted quick ratio equals or exceeds 1.25:1 then the maximum amount that maybe borrowed equals 80% of the Borrowers’ accounts receivable balance in aggregate subject to the eligibility criteria and reductions set forth in the Amended and Restated Loan Agreement.

Advances under the Revolving Facility may be repaid and reborrowed in accordance with the Amended and Restated Loan Agreement. Pursuant to the Amended and Restated Loan Agreement, the Borrowers agreed to pay to SVB the outstanding principal amount of all advances (the “Advances”), the unpaid interest thereon, and all other obligations incurred with respect to the Amended and Restated Loan Agreement on November 30, 2016. The Amended and Restated Loan Agreement also amended the interest that will accrue on the unpaid principal balance of the Advances from a floating per annum rate equal to 1.00% above the prime rate to a per annum rate equal to 1.50% above the prime rate. The Borrowers paid SVB a $20,000 facility fee in 2014 in connection with the execution of the Amended and Restated Loan Agreement.

In connection with the Amended and Restated Loan Agreement, and in addition to certain other covenants, the Borrowers must maintain at all times adjusted EBITDA, measured cumulatively from and after April 1, 2014, of at least $250,000 as of and for the periods ending December 31, 2014, $1,500,000 as of and for the period ending March 31, 2015 and $2,000,000 as of and for the period ending June 30, 2015. The Borrowers must also maintain an adjusted EBITDA for each calendar quarter of $1,000,000 for the calendar quarter ending September 30, 2015 and for each calendar quarter thereafter. Adjusted EBITDA is earning before interest, taxes, depreciation and amortization minus unfinanced capital expenditures.

Subject to certain exceptions, the Amended and Restated Loan Agreement contains covenants prohibiting the Borrowers from, among other things: (a) conveying, selling, leasing, transferring or otherwise disposing of their properties or assets; (b) liquidating or dissolving; (c) engaging in any business other than the business currently engaged in or reasonably related thereto; (d) entering into any merger or consolidation, or acquiring all or substantially all of the capital stock or property of another entity; (e) becoming liable for any indebtedness; (f) allowing any lien or encumbrance on any of their property; (g) paying any dividends; and (h) making payments on subordinated debt.

The Borrowers’ obligations under the Amended and Restated Loan Agreement are secured by a first priority perfected security interest in substantially all of the assets of the Borrowers, excluding the intellectual property of the Borrowers. The Amended and Restated Loan Agreement contains a negative covenant prohibiting the Borrowers from granting a security interest in their intellectual property to any party.

As of December 31, 2014, the Company was not in compliance with the Amended and Restated Loan Agreement. As of December 31, 2014, the balance of the Revolving Facility was $525,000, which is included in notes payable in our balance sheet, and the Borrowing Base was $1,524,402. As of December 31, 2014 the Borrowers’ adjusted quick ratio under the Revolving Facility was 0.96:1.00. As of December 31, 2014, adjusted EBITDA for the year ended December 31, 2014, was ($3,139,735).